Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2018

Item 1. Proxy Voting Record

I. Emmis Communications Corporation
(a) Name of Issuer of the portfolio security:
Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio security: EMMS
(c) CUSIP: 291525103
(d) Shareholder meeting date: July 13, 2017
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2.  Approval of 2017 Equity Compensation Plan.
3. Ratification of Ernst & Young LLP as Emmis' independent accountants for fiscal year ending February 28, 2018.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Withhold all on proposal 1, against proposal 2 and for proposal 3.
(i) Whether Registrant cast its vote for or against management: For management with regard to item 3 and against management with regard to items 1 and 2.

II. Cinedigm Corporation
(a) Name of Issuer of the portfolio security:
    Cinedigm Corporation
(b) Exchange ticker symbol of the portfolio security: CIDM
(c) CUSIP: 172406209
(d) Shareholder meeting date:  August 31, 2017
(e) Brief identification of the matter voted on:
1.  Election of four directors
2. To approve, by non binding advisory vote, executive compensation.
3. Ratification of EisnerAmper LLP as independent accountants for fiscal year ending March 31
4. To approve the issuance of Class A Common Stock in connection with an investment in the company and relate exchanges of convertible notes.
5. To amend the Certificate of Incorporation to increase the number of shares of Class A common stock authorized for issuance.
6. To amend the Cerrificate of Incorporation to eliminate certain transfer restricitions.
7. To amend the Cerrificate of Incorporation to eliminate Class B common stock and Series B Junior Participating Preferred Stock.
8.  To approve the 2017 Equity Incentive Plan.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

III. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: none
(c) CUSIP: 231009BAA5
(d) Shareholder meeting date:  March 9, 2018
(e) Brief identification of the matter voted on:
1.  Approval of bankrutpcy plan of reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: against
(i) Whether Registrant cast its vote for or against management: against management


IV. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082108
(dd) Shareholder meeting date:  March 9, 2018
(e) Brief identification of the matter voted on:
1.  Approval of bankrutpcy plan of reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: against
(i) Whether Registrant cast its vote for or against management: against management

V. School Specialty, Inc.
(a) Name of Issuer of the portfolio security:
School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: June 12, 2018
(e) Brief identification of the matter voted on:
1.  Election of five directors.
2. Approve adivsory resolution on the compensation of named executive officers.
3. Approve an amendment to increase the number of shares available under the 2014 Incentive Plan.
4. Ratification of Grant Thornton LLP as independent registered public accounting firm for year ended
    December 29, 2018.
5. Approve the proposed amendment to the Certificate of incorporation to remove Section 7.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.

VI. Urban One, Inc.
(a) Name of Issuer of the portfolio security:
Urban One, Inc.
(b) Exchange ticker symbol of the portfolio security: UONE
(c) CUSIP: 9175J105
(d) Shareholder meeting date: June 19, 2018
(e) Brief identification of the matter voted on:
1.  Election of two Class A Directors.
2.  Election of four Directors.
3. Advisory vote on executive compensation for named executive officers.
4. Advisory vote on the frequency of votes on executive compensation.
5. Ratification of BDO USA, LLP as independent registered public accounting firm for year ended
    December 31, 2018.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti, President
Date:  August 14, 2018